OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2017
OPERATING LEASE
Schedule of future minimum operating lease payments

	As at December 31,
	2017	2016	2015
Year 1	$343,564	$198,814	$209,753
Year 2	320,999	110,303	179,718
Year 3	292,845	79,852	77,519
Year 4	265,873	33,838	79,843
Year 5	110,780	—	33,835

	$1,334,061	$422,807	$580,668